Employee Stock Options (Tables)	12 Months Ended
Dec. 31, 2013
Employee Stock Options [Abstract]
Summary of Stock Option Activity

The following table summarizes stock option activity under the Company's stock option plan (without regard to the conversion ratio used in the Merger discussed in Note 18, Subsequent Events):

	Shares	Number of	Weighted-Average
	Available For Grant	Options Outstanding	Exercise Price

Balance at December 31, 2011	2,473,010	3,539,600	$0.357
Options granted	(1,879,375)	1,879,375	0.792
Options exercised	-	(156,624)	0.203
Options repurchased	8,122	-	-
Options cancelled	958,679	(958,679)	0.463
Balance at December 31, 2012	1,560,436	4,303,672	0.524
Options granted	(1,794,782)	1,794,782	0.930
Options exercised	-	(504,321)	0.127
Options cancelled	624,388	(624,388)	0.718
Balance at December 31, 2013	390,042	4,969,745	$0.686

Schedule of Fair Value Calculation Assumptions

The assumptions used in the Black-Scholes option pricing model in calculating the fair value of stock options granted to employees are as follows:

	Years ended December 31,
	2013	2012

Dividend yield	-	-
Risk-free interest rate	0.83% - 1.93%	1.20%-2.49%
Expected term (in years)	5-6	6
Volatility	65%-70%	65%

The assumptions used in the Black-Scholes option pricing model in calculating the fair value of stock options granted to non-employees are as follows:

	Years ended December 31,
	2013	2012

Dividend yield	-	-
Risk-free interest rate	0.83%-1.73%	1.63%
Expected term (in years)	5	5
Volatility	66%-71%	67%

Allocation of Stock Option Compensation Expense

Total stock-based compensation expense related to options granted to employees and non-employees was included in the consolidated statements of operations as follows:

	December 31,
	2013	2012

General and administrative	$197,072	$171,968
Research and development	82,608	69,609
Sales and marketing	110,937	91,889
	$390,617	$333,466